CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, UTStarcom Hong Kong Holdings Ltd - Additional Information (Details) - UTStarcom Hong Kong Holdings Ltd. - Convertible bonds of private company - USD ($)
$ in Millions
12 Months Ended
	Apr. 07, 2015	Aug. 31, 2012	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2019
Payments to Acquire Investments		$ 20.0
Interest rate of debt securities (as a percent)		6.50%
Face amount of convertible debt	$ 20.0
Proceeds from sale of bond	$ 10.0
Ownership interest upon conversion of preference shares and convertible bonds	14.00%
Impairment charge on investment			$ 0.4	$ 6.5
Carrying amount of the investment					$ 3.1